Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent events

43.       Subsequent events

Distribution of interest on shareholders’ equity

The Company’s Board of Directors approved the distribution of R$ 455,000 of interest on shareholders’ equity as of December 12, 2022. The payment took place on January 24, 2023, and the date for identification of shareholders entitled to receive such amounts took place on December 21, 2022.

The payment of the 2nd installment of interest on shareholders’ equity, approved on September 12, 2022, in the amount of R$ 245,000, took place on January 24, 2023.

STF decision on “res judicata” in tax matters

On February 8, 2023, the Federal Supreme Court of Brazil (“STF”) established an understanding that the individual “res judicata” in continued tax relations loses its effects automatically from the moment the STF, in a binding manner, states otherwise. The Company evaluated the impacts of this decision and concluded that there is no material impact on the consolidated financial statements.

Distribution of complementary dividends

On March 30th, 2023, at the Annual and Extraordinary Shareholders’ Meeting, was approved, as proposed complementary dividends, the amount of R$600,000, at the gross value, to be paid on April 18th, 2023, without the application of any monetary restatement index, considering the date of April 10th, 2023 as the date for identification of shareholders entitled to receive such values, as follows: (i) the amount of R$570,587 will be distributed based on profit from previous years through the use of the expansion reserve, and (ii) the remaining amount of R$29,413 will be distributed based on the profit of the fiscal year of 2022.

Cozani Merger

According to a Material Fact disclosed by the Company on February 27, 2023, the completion of the Merger would still depend on the completion of operational procedures related to systemic parameterization and obtaining prior consent from ANATEL.

The Board of Directors (“CdA”) acknowledged about the obtaining of the aforementioned consent and verified compliance with the other conditions to grant full effectiveness to the Merger. Accordingly, the CdA declared that said Merger and the consequent extinction of Cozani will become effective, for all purposes and effects, on April 1, 2023.

Distribution of interest on shareholders’ equity

The Company’s Board of Directors approved the distribution of R$ 230,000 of interest on shareholders’ equity as of April 19, 2023. The payment will take place on May 9, 2023, and the date for identification of shareholders entitled to receive such amounts will be on April 25, 2023.